PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2017
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment
Depreciation of an asset commences when it is available for use. Property, plant and equipment are depreciated on a straight line or declining-balance basis over the estimated useful lives of each component of the assets as follows:

Buildings	Up to 70 years
Transmission stations, towers and related fixtures	Up to 40 years
Leasehold improvements	Up to 50 years
Plant and equipment	Up to 40 years
Network systems	Up to 60 years
Track	Up to 40 years
District energy systems	Up to 50 years
Gas storage assets	Up to 50 years
The following table summarizes the carrying amount of property, plant and equipment that would have been recognized had assets been carried under the cost model.

US$ MILLIONS	Dec. 31, 2017	Dec. 31, 2016
Utilities	$2,961	$2,512
Transport	1,970	1,845
Energy	2,246	2,122
The following table summarizes the valuation techniques and significant inputs for Brookfield Infrastructure’s property, plant and equipment assets, categorized by segment.

	Dec. 31, 2017				Dec. 31, 2016
Segment	Valuation Technique	Discount Rate	Terminal Value Multiple	Investment Horizon	Valuation Technique	Discount Rate	Terminal Value Multiple	Investment Horizon
Utilities	Discounted cash flow model	7% to 12%	7x to 21x	10 to 20 yrs	Discounted cash flow model	7% to 12%	7x to 18x	10 to 20 yrs
Transport	Discounted cash flow model	10% to 15%	9x to 14x	10 to 20 yrs	Discounted cash flow model	10% to 17%	8x to 14x	10 to 20 yrs
Energy	Discounted cash flow model	12% to 15%	8x to 13x	10 yrs	Discounted cash flow model	9% to 14%	10x to 12x	10 yrs

US$ MILLIONS	Utility Assets	Transport Assets	Energy Assets	Total Assets
Gross Carrying Amount:
Balance at January 1, 2016	$2,945	$2,150	$1,457	$6,552
Additions, net of disposals	399	76	89	564
Non-cash (disposals) additions	(31)	3	—	(28)
Acquisitions through business combinations(1)	—	242	825	1,067
Net foreign currency exchange differences	(418)	(109)	9	(518)
Balance at December 31, 2016	$2,895	$2,362	$2,380	$7,637
Additions, net of disposals	349	104	95	548
Non-cash disposals	—	—	(14)	(14)
Acquisitions through business combinations(1)	—	—	100	100
Net foreign currency exchange differences	227	191	68	486
Balance at December 31, 2017	$3,471	$2,657	$2,629	$8,757

Accumulated depreciation:
Balance at January 1, 2016	$(291)	$(418)	$(159)	$(868)
Depreciation expense	(128)	(127)	(99)	(354)
Non-cash disposals	—	4	—	4
Net foreign currency exchange differences	36	24	—	60
Balance at December 31, 2016	$(383)	$(517)	$(258)	$(1,158)
Depreciation expense	(118)	(147)	(117)	(382)
Disposals	19	21	—	40
Non-cash disposals	—	—	5	5
Net foreign currency exchange differences	(28)	(44)	(13)	(85)
Balance at December 31, 2017	$(510)	$(687)	$(383)	$(1,580)

Accumulated fair value adjustments:
Balance at January 1, 2016	$945	$777	$226	$1,948
Fair value adjustments	185	25	125	335
Net foreign currency exchange differences	(87)	(20)	1	(106)
Balance at December 31, 2016	$1,043	$782	$352	$2,177
Fair value adjustments	137	24	257	418
Net foreign currency exchange differences	78	67	20	165
Balance at December 31, 2017	$1,258	$873	$629	$2,760

Net book value:
December 31, 2017	$4,219	$2,843	$2,875	$9,937
December 31, 2016	$3,555	$2,627	$2,474	$8,656

(1)	See Note 5, Acquisition of Business for additional information.